Schedule of Investments (unaudited)
June 30, 2026
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 Western Asset Bond ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 36.3%
Communication Services — 4.9%
Diversified Telecommunication Services — 1.7%
AT&T Inc., Senior Notes	4.300%	2/15/30	$10,000	$9,870
AT&T Inc., Senior Notes	2.550%	12/1/33	20,000	16,804
AT&T Inc., Senior Notes	5.375%	8/15/35	30,000	30,149
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,730
AT&T Inc., Senior Notes	3.500%	9/15/53	10,000	6,497
Comcast Corp., Senior Notes	4.250%	10/15/30	20,000	19,612
Comcast Corp., Senior Notes	5.300%	6/1/34	20,000	20,085
Comcast Corp., Senior Notes	5.350%	5/15/53	20,000	17,256
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	10,000	9,976 (a)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	20,000	19,887 (a)
Space Exploration Technologies Corp., Senior Notes	5.875%	7/15/36	10,000	9,873 (a)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	40,000	34,965
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	50,000	48,387
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	20,000	17,408
Total Diversified Telecommunication Services				270,499
Entertainment — 0.0%††
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	4,000	3,975
Interactive Media & Services — 1.4%
Alphabet Inc., Senior Notes	1.100%	8/15/30	10,000	8,775
Alphabet Inc., Senior Notes	4.100%	2/15/31	10,000	9,828
Alphabet Inc., Senior Notes	4.800%	2/15/36	30,000	29,503
Alphabet Inc., Senior Notes	1.900%	8/15/40	20,000	13,298
Alphabet Inc., Senior Notes	5.250%	5/15/55	10,000	9,358
Alphabet Inc., Senior Notes	5.650%	2/15/56	20,000	19,748
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	40,000	39,345
Meta Platforms Inc., Senior Notes	4.875%	5/15/33	20,000	19,825
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	10,000	9,735
Meta Platforms Inc., Senior Notes	5.250%	5/15/36	10,000	9,933
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	10,000	9,285
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	10,000	10,013
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	10,000	9,068
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	10,000	9,961
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	10,000	8,990
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	10,000	9,883
Total Interactive Media & Services				226,548
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	90,000	78,155 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	10,000	9,819 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	10,000	10,168 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	30,000	29,086 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	10,000	9,695
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	40,000	39,672
Total Media				176,595
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — 0.7%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	$10,000	$9,917
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	20,000	19,339
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	67,843
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	20,000	20,043
Total Wireless Telecommunication Services				117,142

Total Communication Services				794,759
Consumer Discretionary — 3.7%
Automobile Components — 0.1%
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.375%	4/15/34	10,000	10,005 (a)
Automobiles — 0.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	10,000	8,817
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	30,000	25,998 (a)
Total Automobiles				34,815
Broadline Retail — 1.8%
Amazon.com Inc., Senior Notes	4.100%	11/20/30	10,000	9,831
Amazon.com Inc., Senior Notes	4.250%	3/13/31	10,000	9,849
Amazon.com Inc., Senior Notes	3.600%	4/13/32	30,000	28,438
Amazon.com Inc., Senior Notes	4.550%	3/13/33	10,000	9,841
Amazon.com Inc., Senior Notes	4.875%	3/13/36	10,000	9,848
Amazon.com Inc., Senior Notes	4.950%	12/5/44	20,000	18,705
Amazon.com Inc., Senior Notes	5.650%	3/13/46	10,000	9,905
Amazon.com Inc., Senior Notes	3.100%	5/12/51	10,000	6,500
Amazon.com Inc., Senior Notes	5.800%	3/13/56	10,000	9,943
Prosus NV, Senior Notes	3.061%	7/13/31	200,000	181,849 (b)
Total Broadline Retail				294,709
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	20,000	20,252 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	10,000	10,123
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	10,000	10,274
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,955
McDonald’s Corp., Senior Notes	3.600%	7/1/30	10,000	9,688
McDonald’s Corp., Senior Notes	4.200%	4/1/50	10,000	8,015
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	10,000	10,440 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	30,000	30,261 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	10,000	9,737
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	10,000	9,690
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	10,000	10,021 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	10,000	9,993 (a)
Total Hotels, Restaurants & Leisure				148,449
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.750%	11/29/27	10,000	10,019
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	2.500%	4/15/27	10,000	9,877
Home Depot Inc., Senior Notes	2.700%	4/15/30	10,000	9,389
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	7,849
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	10,000	9,985
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — continued
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	$20,000	$19,822 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	20,000	20,169 (a)
Total Specialty Retail				77,091
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	10,000	9,895
NIKE Inc., Senior Notes	2.850%	3/27/30	10,000	9,431
Total Textiles, Apparel & Luxury Goods				19,326

Total Consumer Discretionary				594,414
Consumer Staples — 1.6%
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	35,000	31,905
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	10,000	9,652
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,000	9,999
Total Beverages				51,556
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	20,000	19,472
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	9,039
Walmart Inc., Senior Notes	1.500%	9/22/28	20,000	18,861
Walmart Inc., Senior Notes	1.800%	9/22/31	10,000	8,835
Total Consumer Staples Distribution & Retail				56,207
Food Products — 0.3%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	10,000	9,965 (a)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	6.500%	12/1/52	10,000	10,162
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	20,000	17,851
Mars Inc., Senior Notes	5.000%	3/1/32	10,000	10,073 (a)
Total Food Products				48,051
Household Products — 0.1%
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	10,000	9,527
Tobacco — 0.6%
Altria Group Inc., Senior Notes	6.875%	11/1/33	30,000	33,220
Altria Group Inc., Senior Notes	5.800%	2/14/39	10,000	10,151
BAT Capital Corp., Senior Notes	3.557%	8/15/27	10,000	9,904
BAT Capital Corp., Senior Notes	4.540%	8/15/47	30,000	24,751
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	20,000	18,239
Total Tobacco				96,265

Total Consumer Staples				261,606
Energy — 7.1%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	10,000	9,714
Oil, Gas & Consumable Fuels — 7.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	20,000	20,703 (a)
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	10,000	9,953
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	$10,000	$8,929
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	10,000	9,125 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	10,000	8,736 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	20,000	19,956
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	20,000	18,336
Chevron Corp., Senior Notes	1.995%	5/11/27	10,000	9,818
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,707
Chord Energy Corp., Senior Notes	6.000%	10/1/30	10,000	10,048 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	10,000	9,909 (a)
Devon Energy Corp., Senior Notes	3.900%	5/15/27	20,000	19,867 (a)
Devon Energy Corp., Senior Notes	4.375%	3/15/29	20,000	19,842 (a)
Ecopetrol SA, Senior Notes	8.875%	1/13/33	60,000	65,746
Energy Transfer LP, Senior Notes	3.750%	5/15/30	20,000	19,266
Energy Transfer LP, Senior Notes	5.550%	5/15/34	20,000	20,324
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000	19,968
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,000	9,928
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,000	18,816
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	10,000	9,911
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,070
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	10,000	7,375
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	10,000	9,970 (c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	10,000	9,908
EQT Corp., Senior Notes	3.900%	10/1/27	6,000	5,948
EQT Corp., Senior Notes	5.000%	1/15/29	10,000	10,028
Expand Energy Corp., Senior Notes	5.375%	3/15/30	20,000	20,078
Expand Energy Corp., Senior Notes	4.750%	2/1/32	20,000	19,499
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	10,000	9,684
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	10,000	10,303 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	20,000	20,312 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	181,694 (b)
MPLX LP, Senior Notes	4.800%	2/15/29	20,000	20,048
MPLX LP, Senior Notes	4.500%	4/15/38	10,000	9,062
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	20,000	20,004
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	22,000	23,286
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	10,000	11,081
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	10,000	10,732
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	10,000	8,011
ONEOK Inc., Senior Notes	5.800%	11/1/30	20,000	20,705
Petrobras Global Finance BV, Senior Notes	6.500%	7/3/33	120,000	122,799
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	10,000	8,969
Range Resources Corp., Senior Notes	4.750%	2/15/30	20,000	19,595 (a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	10,000	9,891 (a)
Shell Finance US Inc., Senior Notes	2.750%	4/6/30	10,000	9,388
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	10,000	11,426
Targa Resources Corp., Senior Notes	4.950%	4/15/52	10,000	8,613
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	$10,000	$9,997
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	10,000	9,966
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	18,743 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	50,000	44,596 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	10,000	10,423 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	10,000	10,608 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	40,000	38,762
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	20,000	18,992
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	10,000	9,995
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	10,000	9,893
Total Oil, Gas & Consumable Fuels				1,147,342

Total Energy				1,157,056
Financials — 8.9%
Banks — 5.9%
Bank of America Corp., Senior Notes	5.000%	1/21/44	10,000	9,413
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	70,000	69,263 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	40,000	31,699 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	80,000	78,443 (c)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	20,000	20,385 (c)(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	30,000	29,425 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	80,000	78,865 (c)
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	30,000	30,010
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	30,000	29,958
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	200,000	195,031 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	50,000	44,478 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	20,000	15,435 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	10,000	6,697 (c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	50,000	49,181 (c)
JPMorgan Chase & Co., Senior Notes (5.148% to 4/23/36 then SOFR + 1.260%)	5.148%	4/23/37	10,000	9,932 (c)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	10,000	10,108 (c)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	20,000	20,312 (c)
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	$10,000	$10,184 (c)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	10,000	9,566
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	10,000	10,196
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	10,000	9,833
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	10,000	10,211 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	10,000	10,438 (c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	30,000	29,407 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	10,000	9,195 (c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	50,000	49,588 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	20,000	19,788 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	70,000	62,770 (c)
Total Banks				959,811
Capital Markets — 1.4%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	20,000	20,024
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	10,629 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	20,000	20,968 (a)
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	20,000	18,599
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	17,672
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000	17,967 (c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	20,000	19,833 (c)
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	10,000	9,820
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	26,527 (c)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	20,000	19,616 (c)
Morgan Stanley, Senior Notes (5.296% to 4/10/36 then SOFR + 1.410%)	5.296%	4/10/37	10,000	9,954 (c)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	40,000	40,209 (c)
Total Capital Markets				231,818
Consumer Finance — 0.4%
American Express Co., Senior Notes	4.050%	5/3/29	10,000	9,907
American Express Co., Senior Notes (4.731% to 4/25/28 then SOFR + 1.260%)	4.731%	4/25/29	20,000	20,057 (c)
American Express Co., Senior Notes (5.016% to 4/25/30 then SOFR + 1.440%)	5.016%	4/25/31	40,000	40,416 (c)
Total Consumer Finance				70,380
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — 1.0%
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	$10,000	$8,231
Block Inc., Senior Notes	6.000%	8/15/33	10,000	10,075 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	80,000	82,757 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	10,000	10,007 (a)
Mastercard Inc., Senior Notes	3.850%	3/26/50	10,000	7,754
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	10,000	10,269 (a)
Visa Inc., Senior Notes	2.050%	4/15/30	20,000	18,391
Visa Inc., Senior Notes	4.300%	12/14/45	10,000	8,581
Total Financial Services				156,065
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	10,000	10,205
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	10,000	10,084 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	10,000	10,227
Total Insurance				30,516

Total Financials				1,448,590
Health Care — 2.9%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	10,000	10,079
AbbVie Inc., Senior Notes	3.200%	11/21/29	20,000	19,155
AbbVie Inc., Senior Notes	4.950%	3/15/31	10,000	10,145
AbbVie Inc., Senior Notes	5.050%	3/15/34	10,000	10,111
AbbVie Inc., Senior Notes	4.250%	11/21/49	10,000	8,169
Amgen Inc., Senior Notes	4.663%	6/15/51	10,000	8,502
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	10,000	8,960
Total Biotechnology				75,121
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	20,000	19,495
Abbott Laboratories, Senior Notes	4.300%	3/15/33	25,000	24,256
Abbott Laboratories, Senior Notes	4.750%	11/30/36	10,000	9,765
Abbott Laboratories, Senior Notes	4.750%	3/15/38	10,000	9,637
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	48,000	49,048 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	4,000	4,070
Solventum Corp., Senior Notes	5.450%	3/13/31	10,000	10,240
Total Health Care Equipment & Supplies				126,511
Health Care Providers & Services — 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	10,000	9,960
Cigna Group, Senior Notes	4.800%	8/15/38	10,000	9,482
CVS Health Corp., Senior Notes	4.300%	3/25/28	10,000	9,950
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	17,492
CVS Health Corp., Senior Notes	5.050%	3/25/48	20,000	17,676
CVS Health Corp., Senior Notes	6.200%	9/15/55	10,000	10,239
Elevance Health Inc., Senior Notes	3.650%	12/1/27	10,000	9,886
HCA Inc., Senior Notes	5.875%	2/1/29	10,000	10,231
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	9,489
HCA Inc., Senior Notes	5.500%	6/15/47	10,000	9,323
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	$10,000	$9,867
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	20,000	19,458
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	10,000	9,998
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	20,000	14,314
Total Health Care Providers & Services				167,365
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	10,000	10,197
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	10,000	10,201
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	10,000	9,934
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	10,000	9,138
Johnson & Johnson, Senior Notes	3.625%	3/3/37	20,000	17,915
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	20,000	17,790
Pfizer Inc., Senior Notes	1.700%	5/28/30	20,000	18,004
Pfizer Inc., Senior Notes	7.200%	3/15/39	10,000	11,725
Total Pharmaceuticals				104,904

Total Health Care				473,901
Industrials — 3.1%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	2.700%	2/1/27	20,000	19,784
Boeing Co., Senior Notes	5.150%	5/1/30	10,000	10,124
Boeing Co., Senior Notes	3.250%	2/1/35	10,000	8,675
Bombardier Inc., Senior Notes	6.750%	6/15/33	10,000	10,364 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	20,000	20,013 (a)
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	10,000	9,846
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	10,000	9,832
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	10,000	9,654
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	30,000	23,845
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	20,000	19,660
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	10,000	9,415
RTX Corp., Senior Notes	2.250%	7/1/30	20,000	18,314
RTX Corp., Senior Notes	6.000%	3/15/31	10,000	10,556
RTX Corp., Senior Notes	4.500%	6/1/42	20,000	17,902
Total Aerospace & Defense				197,984
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	20,000	20,433 (a)
Commercial Services & Supplies — 0.4%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	10,000	9,793 (a)
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	10,000	9,771 (a)
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	30,000	30,901 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	10,000	10,019
Total Commercial Services & Supplies				60,484
Electrical Equipment — 0.1%
GE Vernova Inc., Senior Notes	4.250%	2/4/31	10,000	9,845
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	10,000	6,266
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	20,000	13,070
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ground Transportation — continued
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	$10,000	$9,867 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	10,000	9,801 (a)
Union Pacific Corp., Senior Notes	2.891%	4/6/36	20,000	16,848
Union Pacific Corp., Senior Notes	3.839%	3/20/60	20,000	14,430
Union Pacific Corp., Senior Notes	3.750%	2/5/70	20,000	13,648
Total Ground Transportation				83,930
Passenger Airlines — 0.3%
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	10,000	9,941
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	30,000	29,603 (a)
Total Passenger Airlines				39,544
Trading Companies & Distributors — 0.5%
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	10,000	10,246 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	20,000	20,865 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	10,000	10,332 (a)
Sumisho Air Lease Corp., Senior Notes	5.300%	2/1/28	10,000	10,092
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	10,000	9,454
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	20,000	20,529 (a)
Total Trading Companies & Distributors				81,518

Total Industrials				493,738
Information Technology — 1.5%
IT Services — 0.2%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	10,000	9,992 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	10,000	10,148 (a)
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	10,000	10,133 (a)
Total IT Services				30,273
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	4.600%	1/15/33	10,000	9,812
Broadcom Inc., Senior Notes	4.800%	2/15/36	10,000	9,708
Intel Corp., Senior Notes	1.600%	8/12/28	20,000	18,822
Intel Corp., Senior Notes	5.125%	2/10/30	10,000	10,123
Intel Corp., Senior Notes	5.000%	8/15/33	10,000	9,927
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,329
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	10,000	9,962
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	10,000	9,037
Total Semiconductors & Semiconductor Equipment				85,720
Software — 0.7%
Oracle Corp., Senior Notes	2.875%	3/25/31	20,000	17,874
Oracle Corp., Senior Notes	4.800%	9/26/32	10,000	9,519
Oracle Corp., Senior Notes	5.350%	5/4/33	10,000	9,716
Oracle Corp., Senior Notes	5.200%	9/26/35	10,000	9,366
Oracle Corp., Senior Notes	5.700%	2/4/36	10,000	9,688
Oracle Corp., Senior Notes	3.600%	4/1/50	10,000	6,086
Oracle Corp., Senior Notes	5.950%	9/26/55	10,000	8,504
Oracle Corp., Senior Notes	6.850%	2/4/66	10,000	9,314
ServiceNow Inc., Senior Notes	5.050%	5/15/33	10,000	9,993
Synopsys Inc., Senior Notes	4.850%	4/1/30	10,000	10,019
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Synopsys Inc., Senior Notes	5.000%	4/1/32	$10,000	$10,021
Synopsys Inc., Senior Notes	5.700%	4/1/55	10,000	9,706
Total Software				119,806
Technology Hardware, Storage & Peripherals — 0.1%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	10,000	10,141 (a)

Total Information Technology				245,940
Materials — 1.0%
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	10,000	10,069
Metals & Mining — 0.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	10,000	11,073
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	20,000	19,349
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	10,000	9,918 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	20,000	20,509 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	10,000	10,291 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,000	9,987
Total Metals & Mining				81,127
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	10,000	10,037 (a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	60,000	56,388
Total Paper & Forest Products				66,425

Total Materials				157,621
Real Estate — 0.2%
Specialized REITs — 0.2%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	10,000	10,029 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	10,000	10,142 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	10,000	9,862 (a)

Total Real Estate				30,033
Utilities — 1.4%
Electric Utilities — 1.2%
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	10,000	9,917
Exelon Corp., Senior Notes	5.625%	6/15/35	10,000	10,241
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	10,000	9,945
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	10,000	8,696
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	10,000	9,978
Georgia Power Co., Senior Notes	5.200%	3/15/35	10,000	10,124
NRG Energy Inc., Senior Notes	6.000%	1/15/36	20,000	19,947 (a)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	10,000	10,009 (a)
NRG Energy Inc., Senior Secured Notes	4.955%	4/30/31	10,000	9,893 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	10,000	9,835 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	10,000	9,900
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	10,000	10,177
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	10,000	9,739
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	10,000	8,975
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	10,000	6,677
Progress Energy Inc., Senior Notes	6.000%	12/1/39	10,000	10,416
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Southern California Edison Co., First Mortgage Bonds	4.950%	9/15/31	$10,000	$9,981
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	10,000	10,086 (a)
Vistra Operations Co. LLC, Senior Notes	5.000%	4/30/31	10,000	9,928 (a)
Vistra Operations Co. LLC, Senior Notes	5.350%	1/31/36	10,000	9,804 (a)
Total Electric Utilities				204,268
Multi-Utilities — 0.2%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,558
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	10,000	7,798
Dominion Energy Inc., Senior Notes	5.350%	6/15/36	10,000	10,017
Total Multi-Utilities				27,373

Total Utilities				231,641
Total Corporate Bonds & Notes (Cost — $5,752,414)				5,889,299
Mortgage-Backed Securities — 27.5%
FHLMC — 5.7%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	3/1/35	72,000	71,855
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/40	81,594	75,514
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	3/1/41- 3/1/52	479,970	412,963
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	10/1/52	151,116	146,058
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	210,291	216,196
Total FHLMC				922,586
FNMA — 13.9%
Federal National Mortgage Association (FNMA)	1.500%	11/1/41- 2/1/42	152,337	127,664
Federal National Mortgage Association (FNMA)	2.500%	11/1/41- 2/1/52	408,460	351,235
Federal National Mortgage Association (FNMA)	3.500%	1/1/50	152,940	140,447
Federal National Mortgage Association (FNMA)	2.000%	3/1/52	163,281	133,527
Federal National Mortgage Association (FNMA)	4.000%	5/1/52	74,499	70,303
Federal National Mortgage Association (FNMA)	5.500%	4/1/53	216,934	219,025
Federal National Mortgage Association (FNMA)	6.000%	9/1/55	91,611	93,779
Federal National Mortgage Association (FNMA)	3.000%	7/1/56	400,000	348,813 (e)
Federal National Mortgage Association (FNMA)	5.000%	7/1/56	300,000	294,821 (e)
Federal National Mortgage Association (FNMA)	5.500%	7/1/56	200,000	200,670 (e)
Federal National Mortgage Association (FNMA)	6.500%	7/1/56	100,000	103,452 (e)
Federal National Mortgage Association (FNMA)	3.000%	9/1/61	211,661	181,307
Total FNMA				2,265,043
GNMA — 7.9%
Government National Mortgage Association (GNMA) II	3.000%	6/20/51	58,972	51,946
Government National Mortgage Association (GNMA) II	5.500%	3/20/53	64,058	64,998
Government National Mortgage Association (GNMA) II	5.000%	8/20/53	72,465	71,943
Government National Mortgage Association (GNMA) II	6.000%	8/20/54	95,568	99,194
Government National Mortgage Association (GNMA) II	2.000%	7/1/56	100,000	81,937 (e)
Government National Mortgage Association (GNMA) II	2.500%	7/1/56	300,000	256,195 (e)
Government National Mortgage Association (GNMA) II	3.000%	7/1/56	300,000	266,297 (e)
Government National Mortgage Association (GNMA) II	3.500%	7/1/56	100,000	89,825 (e)
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	4.500%	7/1/56	$100,000	$96,066 (e)
Government National Mortgage Association (GNMA) II	5.000%	7/1/56	100,000	98,604 (e)
Government National Mortgage Association (GNMA) II	5.500%	7/1/56	100,000	100,507 (e)
Total GNMA				1,277,512

Total Mortgage-Backed Securities (Cost — $4,400,741)				4,465,141
U.S. Government & Agency Obligations — 16.3%
U.S. Government Obligations — 16.3%
U.S. Treasury Bonds	4.750%	2/15/41	240,000	240,155
U.S. Treasury Bonds	3.375%	11/15/48	150,000	117,369
U.S. Treasury Bonds	4.625%	2/15/55	80,000	76,041
U.S. Treasury Bonds	4.750%	5/15/55	80,000	77,615
U.S. Treasury Notes	3.875%	5/31/27	10,000	9,980
U.S. Treasury Notes	4.625%	4/30/29	10,000	10,121
U.S. Treasury Notes	4.625%	9/30/30	2,030,000	2,063,424
U.S. Treasury Notes	4.125%	5/31/31	10,000	9,965
U.S. Treasury Notes	3.750%	8/31/31	10,000	9,782
U.S. Treasury Notes	4.250%	5/15/35	10,000	9,883
U.S. Treasury Notes	4.250%	8/15/35	10,000	9,874
U.S. Treasury Notes	4.125%	2/15/36	10,000	9,758

Total U.S. Government & Agency Obligations (Cost — $2,692,983)				2,643,967
Asset-Backed Securities — 15.3%
Accredited Mortgage Loan Trust, 2004-4 A2D (1 mo. Term SOFR + 0.814%)	4.463%	1/25/35	81,606	80,125 (c)
Ally Bank, 2026-A A2	4.582%	3/15/34	231,802	231,486 (a)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.045%	4/20/38	250,000	249,062 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2022-1A A	3.830%	8/21/28	100,000	99,385 (a)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.060%	7/11/47	200,000	200,138 (a)(c)
Bayview Opportunity Master Fund LLC, 2024-EDU1 A (30 Day Average SOFR + 1.450%)	5.078%	6/25/47	33,427	33,674 (a)(c)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.317%	10/25/37	110,000	110,324 (a)(c)
Capital Automotive REIT, 2024-2A A1	4.900%	5/15/54	93,708	93,434 (a)
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	79,854	80,375 (a)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.795%	4/20/37	100,000	99,951 (a)(c)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	100,000	101,090 (a)
Enterprise Fleet Financing LLC, 2025-2 A2	4.510%	2/22/28	74,542	74,625 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	25,735	25,848
Ford Credit Auto Owner Trust, 2024-A A3	5.090%	12/15/28	122,451	123,052
Gilead Aviation LLC, 2025-1A A	5.789%	3/15/50	93,689	94,133 (a)
Navient Education Loan Trust, 2026-A A	4.860%	9/15/56	128,031	127,514 (a)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	4.494%	4/20/62	64,695	64,412 (a)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2022-51A AR2 (3 mo. Term SOFR + 1.000%)	4.666%	10/23/36	150,000	150,103 (a)(c)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	4.825%	4/20/38	100,000	99,940 (a)(c)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.875%	4/20/38	100,000	100,121 (a)(c)
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Trestles CLO Ltd., 2024-7A A1 (3 mo. Term SOFR + 1.380%)	5.047%	10/25/37	$120,000	$120,237 (a)(c)
Verizon Master Trust, 2026-2 A1A	4.510%	6/21/32	100,000	100,349
Voya CLO Ltd., 2018-2A A1 (3 mo. Term SOFR + 1.262%)	4.935%	7/15/31	25,662	25,685 (a)(c)

Total Asset-Backed Securities (Cost — $2,481,175)				2,485,063
Collateralized Mortgage Obligations(f) — 11.3%
Angel Oak Mortgage Trust, 2022-3 A3	4.118%	1/25/67	82,545	76,466 (a)(c)
Angel Oak Mortgage Trust, 2025-6 A3	5.920%	4/25/70	71,247	71,363 (a)
BANK, 2017-BNK7 A5	3.435%	9/15/60	100,000	98,445
Benchmark Mortgage Trust, 2023-B39 A5	5.754%	7/15/56	150,000	156,274
BX Commercial Mortgage Trust, 2026-VLT9 A (1 mo. Term SOFR + 1.700%)	5.325%	3/15/45	100,000	100,113 (a)(c)
BX Trust, 2019-OC11 A	3.202%	12/9/41	130,000	122,864 (a)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	72,271	72,585 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5154 QI, IO, PAC	2.500%	10/25/51	872,260	89,867
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	559,955	94,033
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.678%	1/25/34	80,000	84,893 (a)(c)
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	100,000	100,610 (a)(c)
GCAT Trust, 2024-INV1 1A2	5.500%	1/25/54	72,209	71,981 (a)(c)
Government National Mortgage Association (GNMA), 2025-169 SA, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.991%	10/20/55	479,534	43,620 (c)
GS Mortgage Securities Trust, 2018-GS10 A5	4.155%	7/10/51	110,000	108,538 (c)
MIC Trust, 2023-MIC A	8.732%	12/5/38	100,000	105,485 (a)(c)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.025%	3/15/36	100,000	100,206 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC2 A1	5.440%	4/27/71	98,196	98,014 (a)(c)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	5.444%	9/17/39	43,516	43,606 (a)(c)
Santander Mortgage Asset Receivable Trust, 2026-NQM5 A1	5.455%	6/25/66	100,000	100,094 (a)(c)
Verus Securitization Trust, 2024-3 A3	6.845%	4/25/69	42,318	42,606 (a)
Verus Securitization Trust, 2024-4 A3	6.674%	6/25/69	53,578	53,917 (a)

Total Collateralized Mortgage Obligations (Cost — $1,782,821)				1,835,580
Sovereign Bonds — 1.6%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	7,200	6,390
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	20,000	16,030
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	17,788	14,750 (a)
Total Argentina				37,170
Mexico — 1.2%

Mexico Government International Bond, Senior Notes	4.875%	5/19/33	200,000	190,000
Poland — 0.2%
Republic of Poland Government International Bond, Senior Notes	5.125%	9/18/34	30,000	30,185

Total Sovereign Bonds (Cost — $253,968)				257,355
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Senior Loans — 1.5%
Consumer Discretionary — 0.2%
Specialty Retail — 0.2%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	6/11/31	$9,618	$9,597 (c)(g)(h)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	19,950	19,740 (c)(g)(h)

Total Consumer Discretionary				29,337
Financials — 0.7%
Banks — 0.1%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.644%	11/24/32	9,975	9,759 (c)(g)(h)
Capital Markets — 0.0%††
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	9/15/31	9,950	9,731 (c)(g)(h)
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.666%	12/15/31	19,739	19,584 (c)(g)(h)
Insurance — 0.5%
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	19,824	19,438 (c)(g)(h)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	2/23/33	10,000	9,482 (c)(g)(h)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	6/20/30	19,882	19,884 (c)(g)(h)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	7/31/31	9,950	9,842 (c)(g)(h)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.482%	5/6/31	20,000	19,575 (c)(g)(h)
Total Insurance				78,221

Total Financials				117,295
Health Care — 0.2%
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	5/30/31	13,074	13,101 (c)(g)(h)
Health Care Technology — 0.1%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	2/17/32	9,975	9,884 (c)(g)(h)

Total Health Care				22,985
Industrials — 0.2%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	18,768	5,255 *(i)(j)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	7,150	143 *(i)(j)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	3,114	2,958 (c)(g)(h)(j)(k)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	772	733 (c)(g)(h)(j)(k)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	1,525	1,449 (c)(g)(h)(j)(k)
Total Passenger Airlines				10,538
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Professional Services — 0.1%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.258%	6/2/28	$19,896	$19,697 (c)(g)(h)

Total Industrials				30,235
Information Technology — 0.1%
Software — 0.1%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.982%	3/21/31	9,950	8,756 (c)(g)(h)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	5.913%	2/10/31	9,950	9,393 (c)(g)(h)

Total Information Technology				18,149
Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Pathfinder Power LLC, Term Loan B	—	6/22/33	20,000	19,981 (l)

Total Senior Loans (Cost — $259,068)				237,982
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $97.500	6/11/27	4	$10,000	650
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	8/21/26	2	2,000	875

Total Purchased Options (Cost — $1,579)				1,525
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Aviation Holdings Inc. (Cost — $5,792)			351	7 *
Total Investments — 109.8% (Cost — $17,630,541)				17,815,919
Liabilities in Excess of Other Assets — (9.8)%				(1,589,716)
Total Net Assets — 100.0%				$16,226,203

See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Bond ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2026, the Fund held TBA securities with a total cost of $1,937,104.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	The coupon payment on this security is currently in default as of June 30, 2026.
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(l)	All or a portion of this loan has not settled as of June 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-possession
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At June 30, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/11/26	$97.500	2	$5,000	$(88)
3-Month SOFR Futures, Put	12/11/26	96.500	3	7,500	(4,350)
U.S. Treasury 5-Year Notes Futures, Put	8/21/26	106.000	2	2,000	(375)
Total Exchange-Traded Written Options (Premiums received — $2,268)					$(4,813)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

 Western Asset Bond ETF
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3	3/27	$725,031	$719,700	$(5,331)
U.S. Treasury 5-Year Notes	34	9/26	3,628,380	3,639,594	11,214
U.S. Treasury Long-Term Bonds	13	9/26	1,442,871	1,475,500	32,629
U.S. Treasury Ultra Long-Term Bonds	1	9/26	114,095	116,156	2,061
					40,573
Contracts to Sell:
U.S. Treasury 2-Year Notes	2	9/26	412,888	412,266	622
U.S. Treasury Ultra 10-Year Notes	4	9/26	441,643	449,875	(8,232)
					(7,610)
Net unrealized appreciation on open futures contracts					$32,963

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$2,060,000	5/21/29	Daily SOFR Compound annually	4.090% annually	$6,897	$213	$6,684
	358,000	6/29/31	2.368%*	CPURNSA*	571	(49)	620
	1,488,000	1/31/33	3.520% annually	Daily SOFR Compound annually	33,584	3,130	30,454
	485,000	5/21/37	4.340% annually	Daily SOFR Compound annually	(11,953)	296	(12,249)
Total	$4,391,000				$29,099	$3,590	$25,509

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$1,104,000	6/20/31	1.000% quarterly	$24,237	$17,080	$7,157

See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Bond ETF
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.340%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Bond ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Bond ETF (the “Fund”) is a separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not

Western Asset Bond ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$5,889,299	—	$5,889,299
Mortgage-Backed Securities	—	4,465,141	—	4,465,141
U.S. Government & Agency Obligations	—	2,643,967	—	2,643,967
Asset-Backed Securities	—	2,485,063	—	2,485,063
Collateralized Mortgage Obligations	—	1,835,580	—	1,835,580
Sovereign Bonds	—	257,355	—	257,355
Senior Loans:
Industrials	—	19,697	$10,538	30,235
Other Senior Loans	—	207,747	—	207,747
Purchased Options	$1,525	—	—	1,525
Common Stocks	7	—	—	7
Total Investments	$1,532	$17,803,849	$10,538	$17,815,919
Other Financial Instruments:
Futures Contracts††	$46,526	—	—	$46,526
Centrally Cleared Interest Rate Swaps††	—	$37,758	—	37,758
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	7,157	—	7,157
Total Other Financial Instruments	$46,526	$44,915	—	$91,441
Total	$48,058	$17,848,764	$10,538	$17,907,360

Western Asset Bond ETF 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$4,813	—	—	$4,813
Futures Contracts††	13,563	—	—	13,563
Centrally Cleared Interest Rate Swaps††	—	$12,249	—	12,249
Total	$18,376	$12,249	—	$30,625

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Bond ETF 2026 Quarterly Report